Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (465,596)	$ (768,658)	$ (1,271,227)	$ (2,648,946)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(2,625)	(38,515)	(110,291)	(850,641)
Expenses paid by related party				175,323
Finance costs – discount on debt issuance		74,844	235,630	78,039
Subscription expense on event of default subscription share liability change			164,000
Loss on change in fair value of Return of capital subscription shares liability	1,600		(16,400)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	27,976	5,200	(40,080)	(41,585)
Prepaid income taxes	64	169,727	(9,628)	(601,348)
Due to related party		10,000	10,000
Due from Sponsor				(15,510)
Accounts payable and accrued expenses	246,947	410,841	1,088,726	1,687,600
Franchise tax payable				(75,086)
Income tax payable				(1,540,792)
Excise tax payable			(888,340)	888,340
Net cash used in operating activities	(191,634)	(136,561)	(837,610)	(2,944,606)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited into Trust Account	(1,493)	(18,610)	(51,615)	(358,003)
Cash withdrawn from Trust Account in connection with redemption			3,335,294	21,677,622
Cash withdrawn from Trust Account to pay franchise and income taxes			195,437	252,108
Net cash used in investing activities	(1,493)	(18,610)	3,479,116	21,571,727
CASH FLOWS FROM FINANCING ACTIVITIES
Reimbursements to related party				(54,314)
Redemptions of Class A common stock			(3,335,294)	(21,677,622)
Proceeds from promissory note – related party		500,000	500,000	1,000,000
Proceeds from Polar Subscription Agreement			400,000
Proceeds from convertible note – related party				422,182
Net cash used in financing activities		500,000	(2,435,294)	(20,309,754)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(193,127)	344,829	206,212	(1,682,633)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	348,472	142,260	142,260	1,824,893
CASH AND CASH EQUIVALENTS, END OF PERIOD	155,345	487,089	348,472	142,260
CASH AND RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR
Cash and cash equivalents			348,472	142,260
Cash and cash equivalents – restricted
CASH AND RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR	$ 155,345	$ 487,089	348,472	142,260
Cash paid during the year for:
Income tax paid				2,199,449
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Excise tax payable attributable to redemption of Class A common stock				216,777
Class A common stock to be transferred to fund promissory note				162,894
Reversal of excise tax payable attributable to redemption of Class A common stock			$ 2,612,826